ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE NET OF ALLOWANCE FOR CREDIT LOSS

Accounts receivable is presented net of allowance for credit loss:

	As of September 30,
	2023	2024
Accounts receivable	$1,467,833	$1,727,576
Less: allowance for expected credit loss	(38,534)	(42,932)
Total	$1,429,299	$1,684,644

SCHEDULE OF ALLOWANCES FOR CREDIT LOSS	The movement of allowances for credit loss is as follow:
	As of September 30,
	2023	2024
Balance at beginning of the year	$(5,068)	$(38,534)
Increase	(33,466)	(4,398)
Total	$(38,534)	$(42,932)